10. Subsequent Events	12 Months Ended
Dec. 31, 2020
Notes
10. Subsequent Events

10. Subsequent Events

(a)In January 2021, the Company contributed an additional $300,000 investment into the Bonanza Project.

(b)On January 7, 2021, the Company issued 213,333 common shares for proceeds of $160,000, which was received as of December 31, 2020.

(c)On January 21, 2021, the Company issued 227,000 common shares for proceeds of $170,250.

(d)On January 21, 2021, the Company issued 5,000 common shares for consulting services.

(e)In February and March 2021, the Company contributed an additional $180,000 to the Bonanza Project which represented its 40% interest of additional cash contribution costs related to the investment.

(f)In February 2021, the Company issued 63,334 common shares for proceeds of $50,000.